Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2020
Accounts receivable, net
Schedule of bad debt provision
	December 31,	December 31,
	2020	2019
Accounts receivable, gross	$483,851	$338,944
Less: bad debt provision	(43,068)	(37,898)
Accounts receivable, net	$440,783	$301,046

Schedule of bad debt duration
	December 31,	December 31,
	2020	2019
within 1 month	$-	$-
1-2 months	-	-
2-3 months	-	-
3-6 months	-	-
6-12 months	-	-
> 1 year	43,068	37,898
Subtotal	$43,068	$37,898